Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 12	Long-Term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2013	2012
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	2.950%	2022	$1,300	$1,300
	Fixed	7.500%	2026	199	199
Medium-term notes	Fixed	1.650% - 4.200%	2014 - 2022	8,750	10,600
	Floating	.728%	2018	500	–
Junior subordinated debentures	Fixed	3.442%	2016	500	500
Capitalized lease obligations, mortgage indebtedness and other (b)				167	173
Subtotal				11,416	12,772
Subsidiaries
Subordinated notes	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	3.778%	2020	500	500
	Floating	.524%	2014	373	373
Federal Home Loan Bank advances	Fixed	1.250% - 8.250%	2014 - 2026	13	16
	Floating	.238% - .505%	2014 - 2022	4,579	4,579
Bank notes	Floating	–%	2046 - 2048	142	143
Capitalized lease obligations, mortgage indebtedness and other (b)				563	4,670
Subtotal				8,633	12,744
Total				$20,049	$25,516

(a)	Weighted-average interest rates of Federal Home Loan Bank advances and fixed-rate medium-term notes were .28 percent and 2.78 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

During 2012, the Company elected to redeem $2.7 billion of junior subordinated debentures issued to five wholly-owned unconsolidated trusts that had interest payable at fixed rates ranging from 6.30 percent to 6.63 percent. There were no issuances of junior subordinated debentures in 2013 or 2012.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $69.7 billion and $60.9 billion at December 31, 2013 and 2012, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2013, were:

(Dollars in Millions)	Parent Company	Consolidated
2014	$1,499	$4,132
2015	1,749	3,013
2016	1,940	3,813
2017	1,247	2,545
2018	1,496	1,534
Thereafter	3,485	5,012
Total	$11,416	$20,049